Financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2020
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial assets at fair value through other comprehensive income
3 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	30 June 2020	31 December 2019
Equity securities	1,998	2,306
Debt securities[1]	35,650	30,483
Loans and advances[1]	1,345	1,680
	38,993	34,468

1 Debt securities include an amount of EUR -10 million (31 December 2019: EUR -7 million) and the Loans and advances includes EUR -3 million (31 December 2019: EUR -3 million) of Loan loss provisions.

Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income	Carryingvalue	Dividend income
	30 June 2020	30 June 2020	31 December 2019	31 December 2019
Investment in Bank of Beijing	1,704	–	2,001	93
Other Investments	294	2	305	18
	1,998	2	2,306	111

For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.

As at 30 June ING holds approximately 13% (31 December 2019: 13%)  of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received as per 30 June 2020 (2019: nil).

Changes in fair value through other comprehensive income

The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance as at 1 January	2,306	3,228	32,163	27,995	34,468	31,223
Additions	9	11	13,087	16,259	13,095	16,270
Amortisation			32	–12	32	–12
Transfers and reclassifications	1	3	–	–0	1	3
Changes in unrealised revaluations[2]	–289	139	611	258	322	397
Impairments			–0	–2	–0	–2
Reversals of impairments			–3	1	–3	1
Disposals and redemptions	–1	–1,091	–8,524	–12,298	–8,526	–13,389
Exchange rate differences	–27	15	–369	–40	–396	–25
Changes in the composition of the group and other changes	–0	–	–0	2	–0	3
Closing balance	1,998	2,306	36,995	32,163	38,993	34,468

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.

In the first six months of 2020, changes in unrealised revaluations of equity securities decreased mainly related to negative revaluation of the stake in Bank of Bejing following a sharp decline in share price (EUR -271 million).

In the first quarter of 2019, ING sold its last tranche of shares in India’s Kotak Mahindra Bank (Kotak) for EUR 880 million. The transaction, for a stake of 3.07%, concluded the divestment process and was the main driver for the ‘disposal’ line in 2019.

Reference is made to Note 4 ‘Securities at amortised cost’ for details on ING Group’s total exposure to debt securities.